CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income	$ 17,256	$ 1,706
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation and amortization expense	1,352	1,172
Stock-based compensation expense	1,626	3,805
Deferred tax (benefit) / expenses	(718)	(161)
Accrued income from long-term investments	(196)	(130)
Provision for expected credit loss	1,098
Gain on lease termination	(13)	(25)
Sundry balances written back	(48)	(36)
Unrealized exchange (gain) / loss	(26)	6
Impairment in value of investments		24
Loss on sale of property and equipment	12	54
Change in fair value of forward purchase agreement put option liability	(14,765)
Change in fair value of derivative warrant liabilities	(1,402)
Loss on issuance of shares against accounts payable	48
Changes in operating assets and liabilities:
Accounts receivable	(11,741)	(6,123)
Prepaid expenses and other current assets	(340)	(1,199)
Operating right-of-use assets	(1,839)	(6,113)
Other assets	312	(801)
Accounts payable	(568)	1,020
Accrued compensation and related benefits, current	323	898
Other current liabilities	2,378	838
Operating lease liabilities	1,953	6,425
Other liabilities	999	751
Net cash (used in) / provided by operating activities	(4,299)	2,111
Cash flows from investing activities
Acquisition of property and equipment	(1,520)	(1,600)
Sale of property and equipment	11	12
Issuance of loans to affiliates	(2,325)	(813)
Payments received for loans to affiliates	2,094	844
Net cash used in investing activities	(1,740)	(1,557)
Cash flows from financing activities
Net proceeds from short term borrowings	2,545	1,184
Payment of promissory note liability	(1,500)
Payment of insurance financing liability	(448)
Proceeds from long-term debt	882	368
Repayment of long-term debt	(391)	(229)
Payment of finance lease obligations	(391)	(390)
Payment of deferred transaction costs	(2,297)	(769)
Net changes in net shareholders’ investment	(10)	88
Proceeds from issuance of common stock and forward purchase agreement in connection with Business Combination, net	8,666
Net cash provided by financing activities	7,056	252
Effect of exchange rate changes on cash and cash equivalents	(64)	(26)
Net increase in cash and cash equivalents	953	780
Cash and cash equivalents at the beginning of the period	1,131	351
Cash and cash equivalents at the end of the period	2,084	1,131
Supplemental cash flow disclosure:
Cash paid for interest	465	273
Cash paid for income taxes, net of refunds	1,008	1,229
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs included in accounts payable and other current liabilities	663	1,189
Equipment acquired under finance lease obligations	313	164
Property and equipment purchase included in accounts payable	41	25
Settlement of accounts payable through issuance of Class A ordinary shares to vendors	855
Assumption of net liabilities from Business Combination	$ 38,994